Related Party Transactions (Details) - Schedule of Fair Value of the Options Granted to Each Individual and the Related Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Individual and the related expense	$ 357,349	$ 56,724
Grant date fair value of stock options		997,053
Braeden Lichti, Former Chairman and President [Member]
Related Party Transaction [Line Items]
Individual and the related expense	6,563	14,181
Grant date fair value of stock options		50,995
Graydon Bensler, CFO and Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense	6,563	14,181
Grant date fair value of stock options		50,995
Jordan Plews, CEO and Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense	6,563	14,181
Grant date fair value of stock options		50,995
Tim Sayed, Chief Medical Officer [Member]
Related Party Transaction [Line Items]
Individual and the related expense	6,563	14,181
Grant date fair value of stock options		50,995
Jeffrey Parry, Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense	29,855
Grant date fair value of stock options		107,669
Julie Daley, Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense	98,613
Grant date fair value of stock options		210,245
Crystal Muilenburg, Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense	82,252
Grant date fair value of stock options		210,245
Brenda Buechler, Chief Marketing Officer [Member]
Related Party Transaction [Line Items]
Individual and the related expense	62,705
Grant date fair value of stock options		143,671
Christoph Kraneiss, Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Individual and the related expense	$ 57,672
Grant date fair value of stock options		$ 121,243